Income Taxes - Schedule Of Reconciliation Of The Statutory US Federal Rate And Effective Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. federal tax	21.00%	21.00%
State tax, net of federal benefit	6.50%	6.30%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	(29.40%)	(29.90%)
Research and development tax credits	2.00%	3.20%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	(0.10%)	(0.60%)
Income tax expense	0.00%	0.00%